Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2022
Entity Registrant Name	Invesco Exchange-Traded Fund Trust II
Entity Central Index Key	0001378872
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 02, 2023
Document Effective Date	Mar. 02, 2023
Prospectus Date	Feb. 28, 2023
Invesco PureBeta 0-5 Yr US TIPS ETF | Invesco PureBeta 0-5 Yr US TIPS ETF
Prospectus:
Trading Symbol	PBTP